Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Scenario, Previously Reported [Member]	Sep. 30, 2013 Successor [Member] Common stock, Class A [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class A [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class A [Member] Scenario, Previously Reported [Member]	Sep. 30, 2013 Successor [Member] Common stock, Class B [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class B [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class B [Member] Scenario, Previously Reported [Member]	Sep. 30, 2013 Successor [Member] Common stock, Class C [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class C [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class C [Member] Scenario, Previously Reported [Member]	Sep. 30, 2013 Successor [Member] Common stock, Class D [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class D [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class D [Member] Scenario, Previously Reported [Member]	Sep. 30, 2013 Successor [Member] Preferred stock [Member]	Dec. 31, 2012 Successor [Member] Preferred stock [Member]	Dec. 31, 2011 Predecessor [Member]
Intangibles, accumulated amortization	$ 6,930	$ 5,757
Redeemable convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Redeemable convertible preferred stock, shares authorized	0	9,696,970	80,000,000
Redeemable convertible preferred stock, shares issued	0	9,334,030	77,005,744
Redeemable convertible preferred stock, shares outstanding	0	9,334,030	77,005,744
Preferred stock, par value																$ 0.01	$ 0.01
Preferred stock, shares authorized																10,000,000	10,000,000
Preferred stock, shares issued																0	0
Preferred stock, shares outstanding																0	0
Common stock, par value				$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01			$ 0.01
Common stock, shares authorized				150,000,000	41,212,121	340,000,000	30,000,000	6,060,606	50,000,000	0	14,545,455	120,000,000	0	3,636,364	30,000,000			3,000
Common stock, shares issued				27,626,840	8,499,558	70,121,378	3,813,884	3,813,884	31,464,548	0	1,941,859	16,020,338
Common stock, shares outstanding				27,626,840	8,499,558	70,121,378	3,813,884	3,813,884	31,464,548	0	1,941,859	16,020,338	0	302,945	2,499,293			1,000